Offerings - Offering: 1	Sep. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit	4.03
Maximum Aggregate Offering Price	$ 5,037,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 695.68
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Common Stock (“Common Stock”) that become issuable under the MacroGenics, Inc. 2023 Equity Incentive Plan (the “2023 EIP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.Represents shares of common stock that were added to the shares reserved for future issuance under the 2023 EIP upon approval of an amendment to the 2023 EIP at the Registrant’s 2026 Annual Meeting of Stockholders. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of $4.03, the average of the high and low price of the Registrant’s Common Stock as reported on the Nasdaq Global Select Market on August 31, 2026.